Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,780,422.50
Previously Paid Amount	0.00
Total Fee Amount	10,327.18
Total Offset Amount	10,327.18
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A